Revenue (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 04, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) [Line Items]
Deferred revenue		$ 37,100,000	$ 5,400,000
Collaboration revenue		$ 4,400,000	$ 3,900,000
Remaining performance obligation		2 years 9 months 18 days	3 years 3 months 18 days
Deferred revenue			$ 5,400,000	$ 5,200,000
Collaboration revenue			3,900,000	5,000,000
Other revenue			1.5	$ 0.2
Illumina, Cambridge Ltd. [Member]
Revenue (Details) [Line Items]
Deferred revenue	$ 30,000,000
Remaining performance obligation		9 years
Revenue agreement, initial transaction price		$ 30,000,000
Service And Other Revenues [Member]
Revenue (Details) [Line Items]
Deferred revenue		$ 2,700,000	$ 1,500,000